INVESTMENTS, DEBT AND DERIVATIVES - New issuances (Details)	1 Months Ended
	Jun. 30, 2019 USD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2019	Oct. 31, 2019 USD ($)	Oct. 09, 2019 USD ($)	Jun. 30, 2019 PKR (₨)	May 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest rate					4.00%
Notes 4%
Disclosure of detailed information about borrowings [line items]
Facility amount				$ 700,000,000	$ 700,000,000
Interest rate				4.00%
PKR 14,369 Loan 0.75%
Disclosure of detailed information about borrowings [line items]
Facility amount	$ 92,000,000					₨ 14,369,000,000
PKR 45,000 Loan 0.75%
Disclosure of detailed information about borrowings [line items]
Facility amount	$ 287,000,000					₨ 45,000,000,000
Loan 2.50%
Disclosure of detailed information about borrowings [line items]
Facility amount		$ 300,000,000
Borrowings term		12 months
Borrowings extension option, term		24 months
Notes 8.63%
Disclosure of detailed information about borrowings [line items]
Facility amount							$ 300,000,000
Interest rate			8.63%
6m KIBOR | Loan 0.75%
Disclosure of detailed information about borrowings [line items]
Borrowings term	7 years
Spread on interest rate basis	0.75%		0.75%			0.75%